Employee Benefit Plans (Assumptions in Determining Benefit Obligations) (Details)	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits U.S. Plans [Member]
Assumptions used in determining benefit obligations [Abstract]
Weighted average discount rate	4.10%	5.15%
Pension Benefits U.S. Plans [Member] | Minimum
Assumptions used in determining benefit obligations [Abstract]
Rate of compensation increase	2.25%	3.50%
Pension Benefits U.S. Plans [Member] | Maximum
Assumptions used in determining benefit obligations [Abstract]
Rate of compensation increase	8.50%	7.50%
Pension Benefits Non-U.S. Plans [Member]
Assumptions used in determining benefit obligations [Abstract]
Weighted average discount rate	1.68%	1.94%
Pension Benefits Non-U.S. Plans [Member] | Minimum
Assumptions used in determining benefit obligations [Abstract]
Rate of compensation increase	2.00%	2.00%
Pension Benefits Non-U.S. Plans [Member] | Maximum
Assumptions used in determining benefit obligations [Abstract]
Rate of compensation increase	5.50%	5.50%
Other Postretirement Benefits U.S. Plans [Member]
Assumptions used in determining benefit obligations [Abstract]
Weighted average discount rate	4.10%	5.15%
Other Postretirement Benefits Non-U.S. Plans [Member]
Assumptions used in determining benefit obligations [Abstract]
Weighted average discount rate	5.84%	6.47%